Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Schedule of future minimum lease payments required under the office lease agreement
2016	$ 2,443
2017	2,495
2018	2,528
2019	2,602
2020	2,660
Thereafter	12,335
Total	$ 25,063